Annual Report

December 31, 1999

Personal Strategy
Balanced Portfolio

Invest with Confidence (registered trademark) T. Rowe Price

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T. Rowe Price Investment Services, Inc., Distributor


Dear Investor

During the past six months, the domestic economy continued to grow strongly while overseas economies picked up steam. Third quarter GDP was revised upward to 5.7%, and unemployment was at a 30-year low of 4.1%. With the dwindling supply of available workers igniting concerns about higher inflation, the Federal Reserve raised the federal funds target rate three times since June 30. In this uncertain environment, stocks advanced powered by technology shares, but bonds lost ground.


PERFORMANCE AND STRATEGY REVIEW

Performance Comparison

     Periods Ended 12/31/99                     6 Months            12 Months
     ---------------------------------------------------------------------------
     Personal Strategy
     Balanced Portfolio                             2.98%                8.41%

     Combined Index Portfolio*                      5.10                12.61

     Merrill Lynch-Wilshire Capital
     Market Index                                   7.69                16.03

     * An unmanaged portfolio composed of 60% stocks (S&P 500), 30% bonds (Lehman Aggregate Bond Index), and 10% money market securities (90-day Treasury bills).

     The objective of this fund is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash - with 10-percentage-point variations permitted for each asset class.

     The fund posted modest returns for the 6- and 12-month periods ended December 31, 1999. However, results trailed the Combined Index Portfolio and the Merrill Lynch-Wilshire Capital Market Index primarily because of the fund's focus on large-cap value stocks, which underperformed growth stocks in general and technology stocks in particular. A fourth quarter rally helped international stocks, measured by the MSCI EAFE Index, outperform the S&P 500 for the first time since 1993. While the return for the Russell 2000 also exceeded the S&P 500 in 1999, the average small-cap stock underperformed. The fixed income component of the portfolio was weak, but a rally in high-yield bonds helped boost returns in the fourth quarter.

     Asset Allocation

     12/31/99

     Stocks            62
     Reserves           5
     Bonds             33

     On December 31, your fund had 62% of its assets in stocks, up two percentage points from the end of June; 33% in bonds, three percentage points lower; and the balance in money market securities. Among equity holdings we lowered our allocation to growth and increased our value and international stocks. Our current fixed income bias favors high-yield over investment-grade corporate bonds.

     One of the strongest performers among the fund's top holdings was Corning, whose stock rose in recent months after the company proposed doubling its worldwide production capacity for liquid crystal displays used in portable computers and hand-held information devices. Electronics and defense conglomerate GE, another top position, benefited from the high valuations afforded large-cap growth shares. Among our other major equity holdings, BP Amoco participated in November's energy stock rally. The firm proposed a $27 billion buyout of ARCO that is currently under review by the Federal Trade Commission. The combined company would offer economies of scale in its competition against newly merged Exxon Mobil, another top holding. The fifth-largest holding in the portfolio is Microsoft, the world's largest software company.

     Valuation disparities between growth and value stocks grew even more pronounced. In August we redirected some profits from our growth stocks into the value sector. Despite the recent small-cap rally, which has been focused in the small-cap growth sector, we believe small-cap stocks continue to offer compelling valuations given their growth potential. We also feel that foreign markets currently offer more attractive valuations than domestic equities. Accordingly, in October we shifted some assets from domestic stocks into international stocks.

     The fourth quarter saw a strong rally in bonds that offer yield premiums above Treasuries, as market liquidity began to return following a period of a growing supply of new corporate issues and decreasing demand in late summer. While we think improved liquidity over the next few months should favor bonds in general, we believe the attractive income offered by high-yield (below investment grade) bonds makes this sector particularly appealing, and we currently favor high-yield over investment-grade securities.


MARKET REVIEW

     While overall inflation remains benign, there have been signs of inflationary pressure in several areas of the U.S. economy, including higher import prices, the weakening dollar, and mounting pipeline producer prices. Oil prices rose 150% during the past 12 months and reached a nine-year high of almost $27 per barrel in November.

     Interest Rate Levels

                    30-Year              5-Year              90-Day
                    Treasury Bond        Treasury Note       Treasury Bill

    12/31/98        5.12                 4.59                4.55
                    5.12                 4.56                4.47
                    5.49                 5.11                4.65

     3/99           5.63                 5.12                4.47
                    5.58                 5.15                4.51
                    5.80                 5.51                4.65

     6/99           6.03                 5.76                4.77
                    6.05                 5.75                4.71
                    5.93                 5.71                4.97

     9/99           6.09                 5.81                4.88
                    6.30                 6.09                5.13
                    6.22                 6.03                5.28

     12/31/99       6.46                 6.31                5.29

     International economies continued to strengthen. In Asia, corporate restructuring boosted investor confidence and, consequently, stocks and currencies. The Japanese yen gained ground against the U.S. dollar and finished December at 102 to the dollar. The Bank of Japan intervened to weaken the yen after it approached a four-year high of 101 versus the greenback in late November. In Europe, economies also improved without threat of inflation, although European central bankers are sending stronger signals that rate hikes may lie ahead. Despite the prospect of higher interest rates, the euro slid toward parity with the U.S. dollar, losing about 17% in value in its first year.

     U.S. corporations reported very strong profits in the third quarter. After-tax profits rose 3% to post an 11.7% growth rate through September, the strongest since third quarter 1997. The improvement in earnings growth relative to nominal GDP suggests at least marginal improvement in pricing power for domestic companies. Growth stocks dominated domestic equity markets all year except for a brief rally in value stocks in the spring. International equity markets, particularly in Japan, Hong Kong, and South Korea, showed surprising strength. Japan and the rest of Asia tend to be large net importers of commodities, and strength in those economies has driven commodity prices higher.

     In the fixed income markets, yields rose and prices fell as concerns about accelerating inflation prompted the Fed to boost the fed funds target rate a total of three-quarters of a percentage point since June 30. The five-year Treasury yield rose 55 basis points while the 30-year yield climbed 43 since the end of June, hampering bond returns (100 basis points equal one percentage point).


OUTLOOK

     We expect the U.S. economy to slow somewhat this year, although consumption is still robust, which has been putting upward pressure on rates. We expect the Fed to remain vigilant in its fight to head off inflation before it becomes a problem, but real interest rates are already high - providing attractive income for investors - and the Fed appears to be ahead of the inflation curve so far.

     Overall, we foresee a lessening of volatility in the financial markets and an improvement in bond liquidity compared with 1999. Accordingly, we believe bonds offer an attractive opportunity for investors searching for income and long-term appreciation. On the equity side of the ledger, we expect corporate profit growth to remain strong, getting a boost from continuing high demand from domestic and, increasingly, international consumers. In this environment, we remain optimistic that the fund's balanced program of investing in attractive stocks and bonds will continue to reward investors over the long term.

     Edmund M. Notzon III
     Chairman of the Investment Advisory Committee

     January 21, 2000


Portfolio Highlights

Portfolio Overview

                                                                  Percent of
                                                                  Net Assets
                                                                    12/31/99
--------------------------------------------------------------------------------

Reserves                                                                 4.8%
--------------------------------------------------------------------------------

Bonds                                                                   33.5%
--------------------------------------------------------------------------------

       U.S. Government Agencies                                          8.4

       Corporate                                                        14.8

       Mortgage-Backed                                                  10.3

Stocks                                                                  61.7%
--------------------------------------------------------------------------------

       10 Largest Holdings                                               7.4%
       -------------------------------------------------------------------------

       Corning                                                           1.0

       BP Amoco                                                          1.0

       GE                                                                0.8

       Exxon Mobil                                                       0.7

       Microsoft                                                         0.7

       American Home Products                                            0.7

       Eastman Kodak                                                     0.7

       Colgate-Palmolive                                                 0.6

       International Flavors & Fragrances                                0.6

       Nokia                                                             0.6
--------------------------------------------------------------------------------

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

For the SEC chart as follows (Personal Strategy Balanced Portfolio):

                 Strategy            Combined            Merrill Lynch
                 Balanced            Index               Wilshire Capital
                 Portfolio           Portfolio           Market Index

12/30/94         10,000              10,000              10,000
12/95            12,822              12,809              12,866
12/96            14,766              14,576              14,694
12/97            18,183              17,931              17,345
12/98            21,922              21,239              19,829
12/99            24,687              24,643              21,497

Average Annual Compound Total Return

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Personal Strategy Balanced Portfolio
Periods Ended 12/31/99

                                                        Since         Inception
   1 Year            3 Years          5 Years       Inception              Date
--------------------------------------------------------------------------------

   8.41%              13.52%           16.54%          16.53%          12/30/94


Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.


Financial Highlights
T. Rowe Price Personal Strategy Balanced Portfolio

                             For a share outstanding throughout each period
                        --------------------------------------------------------
                         Year                                         12/30/94
                         Ended                                        Through
                         12/31/99   12/31/98   12/31/97   12/31/96   12/31/95

NET ASSET VALUE
Beginning of period      $  16.16   $  15.13   $  13.44   $  12.43   $  10.00

Investment activities
  Net investment
  income (loss)              0.49       0.47       0.46       0.41       0.42
  Net realized and
  unrealized gain (loss)     0.80       1.65       1.93       1.32       2.41

  Total from
  investment activities      1.29       2.12       2.39       1.73       2.83

Distributions
  Net investment income     (0.49)     (0.48)     (0.46)     (0.41)     (0.40)
  Net realized gain         (0.96)     (0.61)     (0.24)     (0.31)        --

  Total distributions       (1.45)     (1.09)     (0.70)     (0.72)     (0.40)

NET ASSET VALUE
End of period            $  16.00   $  16.16   $  15.13   $  13.44   $  12.43
                           -----------------------------------------------------

Ratios/Supplemental Data

Total return (diamond)       8.41%     14.32%     18.04%     14.21%     28.66%

Ratio of total expenses to
average net assets           0.90%      0.90%      0.90%      0.90%      0.90

Ratio of net investment
income (loss) to average
net assets                   3.03%      3.04%      3.37%      3.33%      3.69

Portfolio turnover rate      51.3%      47.6%      32.8%      51.7%      39.3%

Net assets,
end of period
(in thousands)           $ 85,259   $ 79,475   $ 63,005   $ 33,263   $  5,625

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.


Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 1999
                                                      Shares/Par        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Common Stocks  61.7%

FINANCIAL  9.3%

Bank and Trust  4.3%

Abbey National (GBP)                                      7,300   $      117

Australia & New Zealand
  Banking ADR                                             1,500           54

Banca Commerciale
  Italiana (EUR)                                         18,100           98

Banco de Bilbao
  Vizcaya ADR                                             7,200          102

Banco Frances del Rio
  de la Plata ADR                                         1,195           28

Bank of America                                           6,000          301

Bank of New York                                          4,000          160

Bank One                                                  6,590          211

Bankgesellschaft
  Berlin (EUR)                                            3,000           50

Barclay's (GBP)                                           5,600          161

Charter One Financial                                       862           16

Chase Manhattan                                           2,860          222

Chittenden                                                1,700           50

Citizens Banking                                          2,100           47

DBS Group Holdings (SGD) *                                3,489           57

Deutsche Bank (EUR) *                                     1,840          155

Downey Financial                                          3,100           63

Dresdner Bank (EUR) *                                     2,500          138

First Bell Bancorp                                          300            5

First Mariner Bancorp                                       400            3

First Security                                              600           15

FirStar                                                   4,300           91

Frankfort First Bancorp                                     700           11

Glacier Bancorp                                           1,515           25

KBC Bancassurance

  Holding (EUR)                                           1,500           81

Marshall & Ilsley                                           200           13

Mediobanca (EUR)                                          8,200           84

Mellon Financial                                          6,280          214

Overseas Chinese Bank (SGD)                               5,250           48

Societe Generale (EUR)                                      813          189

State Street                                                500           37

Summit Bancorp                                              700           21

Svenska Handelsbanken
  (Series A) (SEK) *                                      6,000   $       75

UBS (CHF)                                                   920          248

UST                                                       1,000           32

Washington Mutual                                         3,185           83

Wells Fargo                                               4,900          198

WestAmerica                                                 500           14

Westpac Banking (EUR)                                     4,000           28

                                                                       3,645

Insurance  2.1%

ACE Limited                                               2,500           42

American General                                          2,300          174

American International Group                                718           78

Brown and Brown                                           1,600           61

E.W. Blanch                                               1,000           61

Harleysville Group                                          900           13

Istituto Nazionale delle
  Assicurazioni (EUR)                                    32,000           85

London Pacific Group ADR                                    600           22

Marsh & McLennan                                          1,300          124

Medical Assurance *                                       1,300           28

PartnerRe Holdings                                        1,600           52

Royal&Sun Alliance (GBP)                                 12,363           93

Schweizerische
  Rueckversicherungs (CHF)                                   63          129

Selective Insurance                                         700           12

St. Paul Companies                                        7,800          263

Sumitomo Marine & Fire
  Insurance (JPY)                                        18,000          111

UNUMProvident                                               140            4

W. R. Berkley                                               900           19

XL Capital (Class A)                                      7,721          400

                                                                       1,771

Financial Services  2.9%

American Express                                          2,050          341

Associates First Capital
  (Class A)                                               2,000           55

AXA (EUR)                                                 1,300          181

Capital One Financial                                     2,400          116

Citigroup                                                 8,248          458

Delta Financial *                                         1,800            7

Fannie Mae                                                4,220          264

Financial Federal *                                       1,200           27

Freddie Mac                                               6,480   $      305

Goldman Sachs Group                                         200           19

HSBC Holdings (HKD)                                      13,239          184

ING Groep (EUR)                                           2,050          124

ITLA Capital *                                              500            6

Morgan Stanley Dean Witter                                  800          114

Pearson (GBP)                                             6,000          195

Providian Financial                                         100            9

Unidanmark (Class A) (DKK)                                1,300           92

                                                                       2,497

Total Financial                                                        7,913


UTILITIES  4.0%

Telephone  2.9%

ALLTEL                                                      700           58

AT&T                                                      3,979          202

AT&T Liberty Group Media *                                  900           51

BellSouth                                                 2,500          117

British Telecommunications ADR                              800          190

Cable & Wireless ADR                                      2,500           73

Compania de Telecomunicaciones
  de Chile (Class A) ADR                                  1,625           30

GTE                                                         500           35

Nextel Communications *                                     700           72

Nippon Telegraph &
  Telephone (JPY)                                            13          223

Rural Cellular (Class A) *                                  500           45

SBC Communications                                        4,420          215

Sprint                                                    6,800          458

Telebras ADR                                                900          116

Telecom Corp. of

  New Zealand ADR                                         1,000           38

Telecom Italia (EUR)                                      9,830          139

Telecom Italia Mobile (EUR)                              17,400          194

Telefonica de Espana ADR *                                1,219           96

Telefonos de Mexico
  (Class L) ADR                                             700           79

Western Wireless                                            600           40

                                                                       2,471

Electric Utilities  1.1%

Cleco                                                     2,100           67

Electrabel (EUR)                                            210           69

Empresa Nacional de Electricidad
  Chile ADR                                               1,930           27

Endesa ADR                                                1,800   $       36

FirstEnergy                                               5,292          120

GPU                                                       1,200           36

Hong Kong Electric (HKD)                                 15,000           47

PECO Energy                                               2,400           84

Powergen (GBP)                                            4,600           33

Texas Utilities                                           3,740          133

Unicom                                                    4,100          137

Veba (EUR)                                                2,310          113

                                                                         902

Water Utilities  0.0%

United Water Resources                                      400           14

                                                                          14

Total Utilities                                                        3,387


CONSUMER NONDURABLES  11.0%

Cosmetics  0.8%

Chattem *                                                 1,300           25

International Flavors &
  Fragrances                                             12,700          479

Kao (JPY)                                                 6,000          171

                                                                         675

Beverages  0.9%

Anheuser-Busch                                            3,500          248

Bass (GBP)                                                7,100           90

Coca-Cola                                                   400           23

Diageo ADR                                                2,523           81

LVMH (EUR)                                                  505          226

PepsiCo                                                   3,460          122

                                                                         790
Food Processing  1.7%

American Italian Pasta *                                  1,100           34

Associated British Foods (GBP)                            7,200           39

Cadbury Schweppes (GBP)                                   1,800           11

Cadbury Schweppes ADR                                     3,600           87

Campbell                                                  2,700          104

Carrefour (EUR)                                             210           39

Danisco (DKK)                                             1,300           51

Eridania Beghin-Say (EUR)                                   530           57

General Mills                                             7,860          281

International Multifoods                                  3,300           44

McCormick                                                 2,800           83

Nestle (CHF)                                                125          229

Quaker Oats                                                 100            6

Ralston Purina                                            6,340   $      177

Sara Lee                                                  3,660           81

Seneca Foods (Class A) *                                    400            5

Seneca Foods (Class B) *                                    500            6

Unilever                                                  1,485           81

United Natural Foods *                                      700            8

                                                                       1,423

Hospital Supplies/Hospital Management  0.5%

Baxter International                                      1,300           82

Cephalon *                                                  100            3

Medtronic                                                   200            7

Mentor                                                    2,800           73

Molecular Devices *                                         200           10

Quorum Health Group *                                     1,900           18

Renal Care Group *                                        1,650           39

Smith & Nephew (GBP)                                     21,000           71

Steris *                                                  1,600           16

Terumo (JPY)                                              5,000          134

                                                                         453

Pharmaceuticals  3.5%

American Home Products                                   14,680          579

Amgen                                                     1,400           84

AstraZeneca Group (SEK)                                   1,790           76

AstraZeneca Group ADR                                     2,600          109

Aurora Biosciences *                                        400           11

Biogen *                                                    100            8

Boron Lepore & Associates *                                 300            2

Bristol-Myers Squibb                                      3,200          205

Collagenex Pharmaceuticals *                                100            2

Eli Lilly                                                 1,600          106

Emisphere Technologies *                                    200            6

Gehe (EUR)                                                2,400           93

Genetech *                                                  800          108

Glaxo Wellcome ADR                                        2,000          112

Imclone Systems *                                           300           12

Incyte Pharmaceuticals *                                    300           18

Johnson & Johnson                                         1,580          147

Liposome *                                                  200            2

Merck                                                     2,500          168

Novartis (CHF)                                              142          208

Noven Pharmaceuticals *                                     400            7

NPS Pharmaceuticals *                                       500            6

Pfizer                                                    7,020          228

Pharmacia & Upjohn                                        1,717           77

Schering-Plough                                           3,100          131

Takeda Chemical
  Industries (JPY)                                        4,000   $      198

Triangle Pharmaceuticals *                                1,300           17

Warner-Lambert                                            3,200          262

                                                                       2,982

Health Care Services  0.4%

Altana (EUR)                                                600           40

AmeriPath *                                               2,200           18

CIGNA                                                       100            8

IMS Health                                                1,400           38

Orthodontic Centers of America *                            900           11

United HealthCare                                         2,900          154

US Oncology *                                             2,200           11

Wellpoint Health Networks *                                 900           59

                                                                         339

Biotechnology  0.3%

Abegenix *                                                  100           13

Alkermes *                                                  700           34

Anesta *                                                    800           14

COR Therapeutics *                                          400           11

Coulter Pharmaceutical *                                    500           11

Cubist Pharmaceuticals *                                    400            8

Gilead Sciences *                                           200           11

Inhale Therapeutic Systems *                              1,500           64

Millennium Pharmaceuticals *                                100           12

Neurocrine Biosciences *                                    300            7

Northfield Laboratories *                                 1,100           12

Serologicals *                                            1,500            9

Viropharma *                                                200            8

                                                                         214

Miscellaneous Consumer Products  2.9%

Benetton Group (EUR)                                     28,800           66

Bridgestone (JPY)                                         4,000           88

Coles Myer Limited (EUR)                                  7,300           38

Colgate-Palmolive                                         7,580          493

Cone Mills *                                              3,100           14

Culp                                                        900            6

Dan River *                                               3,200           16

Hasbro                                                    1,100           21

Huhtamaki (EUR)                                             600           20

Kuraray (JPY)                                            10,000          101

Lion Nathan (NZD)                                        26,300           61

Mattel                                                   14,000          184

Mitsui (JPY)                                             19,000          133

NIKE (Class B)                                            1,200           59

Philip Morris                                             7,980   $      185

Philips Electronics                                       1,380          186

Procter & Gamble                                            900           99

Reebok *                                                    700            6

Sola *                                                    2,200           30

Stanley Works                                             7,500          226

Stride Rite                                               2,900           19

Takkt (EUR)                                               2,400           16

Tomkins (GBP)                                            18,100           58

Tomkins ADR                                                 521            8

Unifi *                                                   8,900          110

US Can *                                                  3,500           70

UST                                                       4,730          119

WestPoint Stevens                                           800           14

Yue Yuen Industrial (HKD)                                25,000           59

                                                                       2,505

Total Consumer Nondurables                                             9,381


CONSUMER SERVICES  6.9%

Restaurants  0.0%

Buca *                                                    1,300           13

PJ America *                                              1,100           17

                                                                          30

General Merchandisers  1.1%

Bon-Ton Stores *                                          2,400            9

Casey's General Stores                                    4,700           49

Columbia Sportswear *                                     1,600           35

Dayton Hudson                                             1,300           95

JUSCO (JPY)                                               4,000           70

Marui (JPY)                                               8,000          119

Pinault Printemps
  Redoute (EUR)                                             700          185

Tesco (GBP)                                              40,159          122

Wal-Mart                                                  3,800          263

                                                                         947

Specialty Merchandisers  1.6%

Christian Dior (EUR)                                        400           99

CompuCom Systems *                                        4,700           20

CVS                                                       2,528          101

Goody's Family Clothing *                                 1,300            7

Home Depot                                                3,300          226

Kroger *                                                  4,800           91

O'Charley's *                                             2,000           26

Omron (JPY)                                               5,000          115

Safeway *                                                 3,900          139

Toys "R" Us *                                            20,400   $      292

Tupperware                                               11,700          198

Urban Outfitters *                                          700           20

                                                                       1,334

Entertainment and Leisure  1.4%

Carnival (Class A)                                          200           10

Disney                                                   14,710          430

Hutchison Whampoa (HKD)                                  16,000          233

McDonald's                                                1,840           74

MediaOne Group *                                          2,100          161

Reader's Digest (Class A)                                 8,900          260

Sharp (JPY)                                               2,000           51

                                                                       1,219

Media and Communications  2.8%

American Tower Systems
  (Class A) *                                               200            6

Asatsu (JPY)                                              3,000          203

CBS *                                                     4,000          256

Classic Communications *                                    900           33

Clear Channel Communications *                            1,701          152

Comcast (Class A Special)                                 1,200           61

Elsevier (EUR)                                            4,000           48

Emmis Broadcasting (Class A) *                              700           87

Fox Entertainment Group
  (Class A) *                                             1,500           37

France Telecom ADR                                        1,600          214

Infinity Broadcasting (Class A) *                         2,700           98

Pegasus Communications *                                    300           29

Publishing &
  Broadcasting (EUR)                                      5,800           44

R.R. Donnelley                                           18,300          454

Sinclair Broadcast
  Group (Class A) *                                       2,000           24

Time Warner                                               2,400          174

Tribune                                                   1,100           60

Vodafone Airtouch ADR                                     6,400          317

Young Broadcasting
  (Class A) *                                             1,000           51

                                                                       2,348

Education  0.0%

ITT Educational Service *                                   500            8

                                                                           8

Total Consumer Services                                                5,886


CONSUMER CYCLICALS  4.6%

Automobiles and Related  0.4%

A.O. Smith (Class B)                                      3,650   $       80

Cycle & Carriage (SGD)                                    4,000           12

DaimlerChrysler (EUR)                                     1,100           85

Honda ADR                                                 1,500          115

Keystone Automotive *                                       600            3

Littelfuse *                                              2,000           49

Strattec Security *                                         300           10

                                                                         354

Building and Real Estate  1.9%

Accor (EUR) *                                             2,000           97

Apartment Investment &
  Management, REIT                                          700           28

Arden Realty, REIT                                        1,600           32

Cemex (Represents 2 Class A
  and 1 Class B shares) (MXN) *                           3,700           21

Cheung Kong Holdings (HKD)                                9,000          114

City Developments (SGD)                                   5,000           29

DBS Land (SGD)                                            7,000           14

EastGroup Properties, REIT                                2,100           39

Federal Realty Investment
  Trust, REIT                                            13,200          248

First Washington Realty
  Trust, REIT                                             1,600           30

Glenborough Realty
  Trust, REIT                                             1,300           17

JP Realty, REIT                                           1,400           22

Parkway Properties, REIT                                  2,300           66

Reckson Associates
  Realty (Class B), REIT                                  1,126           26

Reckson Associates
  Realty, REIT                                           12,100          248

Simon DeBartolo
  Group, REIT                                            10,596          243

Singapore Land (SGD)                                      5,000           13

Starwood Hotels &
  Resorts Worldwide, REIT                                11,700          275

Westfield Trust (EUR)                                     8,800           17

Woodhead Industries                                       2,000           24

                                                                       1,603

Miscellaneous Consumer Durables  2.3%

CompX                                                     1,400   $       26

Corning                                                   6,800          877

Eastman Kodak                                             8,400          556

Harman International                                        800           45

Masco                                                     2,200           56

OCE (EUR)                                                 1,200           20

Ricoh (JPY)                                               7,000          132

Sony (JPY)                                                1,000          297

                                                                       2,009

Total Consumer Cyclicals                                               3,966


TECHNOLOGY  5.4%

Electronic Components  1.5%

Altera *                                                  1,400           69

American Superconductor *                                   600           17

Analog Devices *                                            100            9

Analogic                                                  1,400           46

Benchmark Electronics *                                   1,400           32

Burr Brown *                                              1,500           54

EMC *                                                       800           87

Exar *                                                      300           18

Flextronics International *                                 600           28

Intel                                                     3,400          280

Maxim Integrated Products *                               3,600          170

Methode Electronics
  (Class A)                                               2,700           87

Motorola                                                    600           88

Planar Systems *                                          1,400            9

QuickLogic                                                  500            8

SIPEX *                                                     800           20

Texas Instruments                                         1,500          145

Xilinx *                                                  2,000           91

                                                                       1,258

Electronic Systems  1.2%

Applied Materials *                                       1,200          152

Applied Micro Circuits *                                    500           64

Armor Holdings *                                          1,900           25

EMS Technologies *                                          800            9

Hewlett-Packard                                           1,200          137

Lifeline Systems *                                        1,000           15

Lo-Jack *                                                 1,800           12

Nokia ADR                                                 2,500          475

Solectron *                                               1,000           95

                                                                         984

Information Processing  0.5%

Dell Computer *                                           3,500   $      178

F. Y. I. *                                                1,500           51

Hitachi ADR                                                 800          130

IBM                                                         300           33

Source Information
  Management *                                            2,000           33

                                                                         425

Office Automation  0.5%

Ceridian *                                                1,200           26

Technitrol                                                1,900           85

Xerox                                                    13,900          315

                                                                         426

Specialized Computer  0.1%

Sun Microsystems *                                        1,400          108

Virata *                                                    300            9
                                                                         117

Telecommunications  1.5%

3Com *                                                      200            9

Aether Systems *                                            100            7

Airgate PCS *                                               200           11

Airnet Commerce *                                           100            4

Avant *                                                   1,000           15

Cisco Systems *                                           2,800          300

Deutsche Telekom ADR                                      2,600          185

Ditech Communications *                                     200           19

LM Ericsson (Class B) ADR                                 2,300          151

Lucent Technologies                                       2,310          173

MCI WorldCom *                                            4,477          237

Singapore Telecommunications
  (SGD)                                                  23,000           47

Tellabs *                                                   600           38

Uniphase *                                                  400           64

West TeleServices *                                         800           20

                                                                       1,280

Aerospace and Defense  0.1%

DONCASTERS ADR *                                            300            3

Honeywell International                                   1,500           87

Woodward Governor                                           600           16

                                                                         106

Total Technology                                                       4,596


CAPITAL EQUIPMENT  2.1%

Electrical Equipment  1.7%

ABB (CHF)                                                   810   $       99

Canon (JPY)                                               5,000          199

GE                                                        4,560          705

hi/fn *                                                     500           19

LSI Industries                                            1,900           41

Matsushita Electric
  Works (JPY)                                             5,000           49

Mitsubishi Electric (JPY)                                 8,000           52

Tyco International                                        7,452          290

                                                                       1,454

Machinery  0.4%

Danaher                                                   2,000           97

GKN (GBP)                                                 7,800          121

Kennametal                                                1,400           47

NN Ball & Roller                                          1,200            8

S I G Schweis (CHF)                                          65           39

                                                                         312

Total Capital Equipment                                                1,766


BUSINESS SERVICES AND TRANSPORTATION  5.9%

Computer Service and Software  3.0%

America Online *                                          3,100          234

Analysts International                                    1,400           18

Automatic Data Processing                                 2,380          128

BISYS Group *                                               300           20

BMC Software *                                            1,800          144

Cambridge Technology
  Partners *                                                800           21

Citrix Systems *                                            600           74

Computer Associates                                       1,700          119

Concord Communications *                                    600           27

Digital Impact *                                            100            5

Electronic Arts *                                           100            8

First Data                                                2,334          115

Great Plains Software *                                     500           37

Jack Henry & Associates                                     300           16

Lexmark International
  Group (Class A) *                                         200           18

Loislaw *                                                   400           16

Mastech *                                                 1,300           32

Microsoft *                                               5,040          588

MMC Networks *                                              300           10

NetIQ *                                                     700   $       37

Netsolve *                                                  200            6

Ondisplay *                                                 100            9

Oracle *                                                  2,200          246

Parametric Technology *                                   2,500           68

Peerless Systems *                                        1,500           12

PeopleSoft *                                                247            5

Phoenix Technologies *                                      900           14

Progress Software *                                       2,100          119

PSINet *                                                    300           19

Quest Software *                                            100           10

SalesLoggix *                                               700           29

SPSS *                                                    1,000           26

SunGard Data Systems *                                      300            7

Synopsys *                                                  100            7

VERITAS Software *                                          650           93

Viasoft *                                                 3,200           18

Visio *                                                     600           29

WebTrends *                                                 400           32

Wind River Systems *                                        450           16

Yahoo! *                                                    300          130

Zebra Technologies (Class A) *                              300           17

                                                                       2,579

Distribution Services  0.3%

Aviation Sales *                                            900           15

MSC *                                                     1,100           15

Performance Food Group *                                    800           19

Primesource                                                 700            3

SCP Pool *                                                2,100           54

SunSource                                                 1,100            5

U.S. Foodservice *                                        4,284           72

United Stationers *                                       1,600           46

Watsco (Class A)                                          2,300           27

Wilmar Industries *                                         600           10

                                                                         266

Environmental  0.0%

CUNO *                                                    1,400           29

IT Group *                                                  800            8

Waterlink *                                               1,300            3

                                                                          40

Transportation Services  0.4%

C.H. Robinson Worldwide                                   1,100           44

Comfort Systems USA *                                     2,500           18

Eagle USA Air Freight *                                   1,650           71

Expeditors International
  of Washington                                           1,000           44

Frozen Food Express                                         700   $        3

Heartland Express *                                         600            9

Hub Group (Class A) *                                       300            6

International Shipholding                                   500            6

Mitsubishi Heavy
  Industries (JPY)                                       29,000           97

                                                                         298

Miscellaneous Business Services  1.7%

British Airport
  Authorities (GBP)                                      11,000           77

Concord EFS *                                               100            3

Consolidated Graphics *                                   2,100           31

CORT Business Services *                                  1,300           23

Ebenx                                                       100            5

Electro Rent *                                            1,900           22

G & K Services                                              200            6

H&R Block                                                 4,900          214

Insituform Technologies
  (Class A) *                                             2,300           65

Iron Mountain *                                           1,100           43

Ivex Packaging *                                          3,200           32

Maximus *                                                 1,300           44

McGrath Rent                                              1,300           23

Metamor Worldwide *                                         700           20

MPW Industrial Services
  Group *                                                 1,600           13

New England Business
  Service                                                 2,900           71

Omnicom                                                   1,700          170

Romac International *                                     1,400           19

Shorewood Packaging *                                     5,300          100

Strayer Education                                         1,200           24

Tetra Tech *                                              2,812           43

United Parcel Service                                       300           21

Waste Management                                         21,822          375

                                                                       1,444

Airlines  0.1%

KLM Royal Dutch Airlines                                    525           13

Midwest Express Holdings *                                1,400           45

Singapore Airlines (SGD)                                  5,000           57
                                                                         115

Railroad  0.4%

Kansas City Southern
  Industries                                                700   $       52

Norfolk Southern                                         11,900          244

                                                                         296

Total Business Services
and Transportation                                                     5,038


ENERGY  5.7%

Energy Services  1.4%

Baker Hughes                                             14,100          297

Cooper Cameron *                                            300           15

Halliburton                                               1,200           48

Johnson Electric (HKD)                                   50,400          323

Smith International *                                       300           15

Tokyo Electric Power (JPY)                                6,000          161

TOTAL ADR                                                 2,696          187

United Utilities (GBP)                                    9,500           98

Weatherford International                                   400           16

                                                                       1,160

Exploration and Production  0.6%

Chieftain International *                                 1,200           21

Key Energy *                                              3,400           18

National Oilwell *                                          900           14

Santos (EUR)                                              9,000           24

Unocal                                                   12,730          427

                                                                         504

Integrated Petroleum - Domestic  1.0%

Amerada Hess                                                300           17

Atlantic Richfield                                        2,860          247

Conoco (Class B)                                          3,677           91

Occidental Petroleum                                      6,200          134

USX-Marathon                                             16,060          397

                                                                         886

Integrated Petroleum - International  2.7%

BP Amoco ADR                                             14,308          849

Chevron                                                   1,300          112

ENI SPA ADR                                               1,300           72

Exxon Mobil                                               7,407          597

Repsol ADR                                                2,100           49

Royal Dutch Petroleum ADR                                 4,600          278

Shell Transport &
  Trading ADR                                             3,500          172

Texaco                                                    2,540          138

Total Fina (Class B) (EUR)                                  285   $       38

                                                                       2,305

Total Energy                                                           4,855


PROCESS INDUSTRIES  4.2%

Diversified Chemicals  0.8%

Arch Chemicals                                            2,600           54

Dow Chemical                                              2,100          281

DuPont                                                    1,684          111

Hercules                                                  9,400          262

                                                                         708

Specialty Chemicals  1.7%

3M                                                        3,670          359

A. Schulman                                                 500            8

Air Liquide (EUR)                                           495           83

Akzo Nobel (EUR)                                          1,600           80

BASF (EUR)                                                1,850           96

Bayer (EUR)                                               1,830           87

Great Lakes Chemical                                      4,650          178

Hauser *                                                    200            1

Imperial Chemical ADR                                     1,200           51

Pall                                                     11,700          252

Sumitomo Chemicals (JPY)                                 29,000          136

Technip (EUR)                                               810           83

                                                                       1,414

Paper and Paper Products  1.1%

Dai Nippon Printing (JPY)                                 8,000          128

Fort James                                               13,100          359

Kimberly-Clark                                            5,400          352

Kimberly-Clark de Mexico
  (Class A) (MXN)                                        11,700           46

Smurfit-Stone Container *                                   700           17

                                                                         902

Forest Products  0.2%

International Paper                                         600           34

Weyerhaeuser                                              2,500          179

                                                                         213


Building and Construction  0.4%

Blue Circle Industries (GBP)                             12,143           71

Heidelberg Zement (EUR)                                     700           55

Heidelerger Zement (EUR) *                                  200            0

Holderbank Financiere
  Glarus (CHF)                                               80          109

Layne Christensen *                                       2,100           15

Simpson Manufacturing *                                     400   $       17

Trex *                                                    1,300           35

U.S. Aggregates                                           1,400           17

                                                                         319

Total Process Industries                                               3,556


BASIC MATERIALS  1.6%

Metals  1.4%

Gibraltar Steel                                             600           14

Inco *                                                    9,800          230

Material Sciences *                                       2,700           27

Matthews International
  (Class A)                                               3,100           84

Phelps Dodge                                              6,400          430

Reynolds Metals                                           5,700          437


Mining  0.2%

Battle Mountain Gold                                      7,600           16

Lihir Gold                                               11,900            9

Lonrho Africa (GBP)                                       2,000            1

Rio Tinto (EUR)                                           4,200           90

                                                                         116

Miscellaneous Materials  0.0%

Malayan Cement (MYR)                                      7,500            2

                                                                           2

Total Basic Materials                                                  1,340


MISCELLANEOUS  0.2%

Conglomerates  0.1%

Berkshire Hathaway (Class B) *                               10           18

Orkla (Class A) (NOK)                                     4,114           71

                                                                          89

Other Miscellaneous  0.1%

BG Transco Holdings (GBP)                                 8,088           52

Carso Global Telecom (MXN) *                              2,100           20

Compania Cervecerias
  Unidas ADS                                                200            6

Enersis ADS                                                 500           12

Other Miscellaneous
  Common Stocks                                                           30

                                                                         120

Total Miscellaneous                                                      209


FOREIGN  0.8%

Europe  0.4%

AXA Colonia Konzern (EUR)                                 1,100   $      105

CSM (EUR)                                                 1,200           26

Man (EUR)                                                 3,100          115

Singapore Press (SGD)                                     2,000           43

Svenska Cellulosa (SEK) *                                 2,400           71

                                                                         360

Far East  0.1%

Nippon Express (JPY)                                     20,000          111

                                                                         111

Other Foreign  0.3%

Bobst (CHF)                                                  66           79

Metso Oyi (EUR)                                           2,000           26

Pacific Dunlop (EUR)                                     13,900           20

Siemens (EUR)                                             1,100          141

                                                                         266

Total Foreign                                                            737

Total Common Stocks (Cost  $40,039)                                   52,630


CORPORATE BONDS  13.9%

Adelphia Communications
  7.875%, 5/1/09                                     $   75,000           68

  9.875%, 3/1/05                                         75,000           77

Allied Holdings, Gtd.
  Sr. Sub. Notes
  8.625%, 10/1/07                                        75,000           66

American Builders &
  Contractors Supply
  Sr. Sub. Notes
  10.625%, 5/15/07                                      100,000           92

American Radio Systems
  Sr. Sub. Notes
  9.00%, 2/1/06                                         100,000          105

American Standard
  9.25%, 12/1/16                                         42,000           42

Amerigas Partners
  Sr. Notes
  10.125%, 4/15/07                                       50,000           51

Anchor Advanced
  Sr. Notes
  11.75%, 4/1/04                                        150,000          128

Associated Materials
  Sr. Sub. Notes
  9.25%, 3/1/08                                      $  100,000   $       96

Aurora Foods
  Sr. Sub. Notes
  9.875%, 2/15/07                                       100,000          101

Avis Rent A Car
  Sr. Sub. Notes
  11.00%, 5/1/09                                        100,000          105

B&G Foods
  Sr. Sub. Notes
  9.625%, 8/1/07                                        100,000           90

Ballys Total Fitness
  Sr. Sub. Notes
  9.875%, 10/15/07                                       50,000           49

BWAY, Sr. Sub. Notes
  10.25%, 4/15/07                                       100,000           98

Chancellor Media
  Sr. Sub. Notes
  9.00%, 10/1/08                                        150,000          156

Charter Communication
  Sr. Notes
  8.25%, 4/1/07                                         150,000          139

Chattem, Sr. Sub. Notes
  12.75%, 6/15/04                                       100,000          107

Cinemark USA
  Sr. Sub. Notes
  8.50%, 8/1/08                                         100,000           87

Coinmach, Sr. Sub. Notes
  11.75%, 11/15/05                                       50,000           52

Comcast Cable
  Communications
  8.50%, 5/1/27                                         800,000          846

Communications & Power
  Sr. Sub. Notes
  12.00%, 8/1/05                                        100,000           81

Consolidated Container
  Sr. Sub. Notes, (144a)
  10.125%, 7/15/09                                       75,000           76

Container Corp of America
  Sr. Notes, 9.75%, 4/1/03                               50,000           52

  Gtd., 10.75%, 5/1/02 2                                  5,000           26

Dan River, Sr. Sub. Notes
  10.125%, 12/15/03                                     100,000           98

Delta Mills, Sr. Notes
  9.625%, 9/1/07                                     $   50,000   $       35

Doane Pet Care
  Sr. Sub. Notes
  9.75%, 5/15/07                                        173,000          173

Dyersburg, Sr. Sub. Notes
  9.75%, 9/1/07                                          50,000           20

Dyncorp, Sr. Sub. Notes
  9.50%, 3/1/07                                          75,000           66

Energy Corporation of America
  Sr. Sub. Notes
  9.50%, 5/15/07                                        100,000           70

Fairfax Financial
  8.25%, 10/1/15                                        800,000          696

Federal-Mogul, Sr. Notes
  7.75%, 7/1/06                                         100,000           93

Frontiervision, Sr. Notes
  11.00%, 10/15/06                                      100,000          106

Group Maintenance America
  Sr. Sub. Notes
  9.75%, 1/15/09                                         75,000           75

Harrahs Operating
  7.875%, 12/15/05                                      150,000          147

Hawk, Sr. Notes
  10.25%, 12/1/03                                       100,000           97

Herff Jones, Sr. Sub. Notes
  11.00%, 8/15/05                                       100,000          106

Hollinger International
  Publishing, Gtd. Notes
  9.25%, 3/15/07                                        150,000          148

Holmes Products, Gtd. Notes
  9.875%, 11/15/07                                       75,000           55

Host Marriott Travel, Sr. Notes
  9.50%, 5/15/05                                        150,000          157

Intermedia Communications
  Sr. Notes
  8.60%, 6/1/08                                          50,000           46

  9.50%, 3/1/09                                         100,000           96

International Home Foods
  Gtd. Sr. Sub. Notes
  10.375%, 11/1/06                                      150,000          156

International Wire, Sr. Sub. Notes
  11.75%, 6/1/05                                         25,000           26

  (144a), 11.75%, 6/1/05                                 75,000           77

Intertek Finance, Sr. Sub. Notes
  10.25%, 11/1/06                                    $   50,000   $       46

Iron Mountain, Sr. Sub. Notes
  8.75%, 9/30/09                                        100,000           95

Isle of Capri Casinos
  Sr. Sub. Notes
  8.75%, 4/15/09                                        150,000          139

Jitney-Jungle Stores *
  Sr. Sub. Notes
  12.00%, 3/1/06                                         75,000           15

Keebler, Sr. Sub. Notes
  10.75%, 7/1/06                                        150,000          162

Lenfest Communications
  Sr. Notes
  8.375%, 11/1/05                                        20,000           20

Mastec, Sr. Sub. Notes
  7.75%, 2/1/08                                         100,000           94

MCI WorldCom
  7.75%, 4/1/07                                         800,000          816

Mediacom LLC, Sr. Notes
  7.875%, 2/15/11                                       150,000          132

Metronet Communications
  Sr. Disc. Notes, STEP
  0%, 6/15/08                                           200,000          160

Mohegan Tribal Gaming
  Authority, Sr. Notes
  8.125%, 1/1/06                                        150,000          146

Nextel Communications
  Sr. Disc. Notes, STEP
  0%, 10/31/07                                          225,000          163

Nextlink Communications
  Sr. Disc. Notes, STEP
  0%, 6/1/09                                            225,000          138

Niagara Mohawk, Sr. Notes
  7.75%, 10/1/08                                         25,000           25

Northland Cable Television
  Sr. Sub. Notes
  10.25%, 11/15/07                                      100,000          100

NTL, Sr. Notes
  Zero Coupon, 4/1/08                                   225,000          157

Orange, Sr. Notes
  9.00%, 6/1/09                                         150,000          157

Owens & Minor
  Sr. Sub. Notes
  10.875%, 6/1/06                                        25,000           26

Packaging Corporation
  of America
  9.625%, 4/1/09                                     $  150,000   $      154

Paine Webber, Sr. Notes
  6.55%, 4/15/08                                        800,000          730

Park Place Entertainment
  Sr. Sub. Notes
  7.875%, 12/15/05                                      100,000           95

Premier Parks
  Sr. Disc. Notes, STEP
  0%, 4/1/08                                            100,000           69

Pride Petroleum Services
  Sr. Notes
  9.375%, 5/1/07                                         75,000           75

Principal Mutual, (144a)
  8.00%, 3/1/44                                         800,000          729

Quest Diagnostics, Gtd.
  Sr. Sub. Notes
  10.75%, 12/15/06                                      100,000          105

Qwest Communications
  Sr. Disc. Notes
  Zero Coupon, 10/15/07                                 100,000           80

  Sr. Notes
  7.50%, 11/1/08                                         25,000           25

R & B Falcon, Sr. Notes
  6.95%, 4/15/08                                        800,000          680

Raytheon, 5.70%, 11/1/03                                200,000          187

Scotland International
  Finance, Sub. Notes
  (144a), 6.50%, 2/15/11                                100,000           88

Six Flags Entertainment
  Sr. Notes
  8.875%, 4/1/06                                         75,000           73

Smithfield Foods
  Sr. Sub. Notes
  7.625%, 2/15/08                                        50,000           45

Sprint, 6.125%, 11/15/08                                350,000          317

Transco Holdings
  4.188%, 12/14/09-12/14/22
  (GBP)                                                   2,000            3

  7.00%, 12/16/24 (GBP)                                   1,000            2

United International Holdings
  Sr. Disc. Notes
  STEP, 10.75%, 2/15/08                                 100,000           64

US Can, Sr. Gtd. Notes
  10.125%, 10/15/06                                  $   50,000   $       51

Venture Holdings Trust
  Sr. Sub. Notes
  9.50%, 7/1/05                                          75,000           68

Voicestream Wire
  Sr. Notes, (144a)
  10.375%, 11/15/09                                     150,000          154

Westinghouse Air Brake
  Sr. Notes
  9.375%, 6/15/05                                        50,000           50

Westpoint Stevens
  Sr. Notes
  7.875%, 6/15/08                                       150,000          134

Total Corporate Bonds (Cost  $13,113)                                 11,902


U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  10.3%

Federal National Mortgage Assn.
  6.50%, 1/1/26                                         174,560          165

Government National Mortgage Assn.
  I
     6.00%
     12/15/23 - 4/15/26                               1,744,452        1,602

     6.50%
     4/15/24 - 5/15/29                                5,057,873        4,760

     7.00%
     5/15/23 - 5/15/29                                1,710,435        1,653

     7.50%
     5/15/24 - 11/15/25                                 245,832          244

     8.00%
     10/15/25 - 6/15/26                                 276,333          279

     8.50, 12/15/24                                      20,330           21

     11.50, 11/15/19                                     22,189           25

Total U.S. Government Mortgage-
Backed Securities (Cost $9,100)                                        8,749


U.S. GOVERNMENT OBLIGATIONS/AGENCIES 9.3%

Federal Home Loan Mortgage
     5.95%, 1/19/06                                  $1,000,000   $      948

Tennessee Valley Authority
     5.88%, 4/1/36                                      600,000          563

     6.235%, 7/15/45                                  1,000,000          997

U.S. Treasury Bonds
     6.75%, 8/15/26                                   2,650,000        2,661

U.S. Treasury Notes
     4.25%, 11/15/03                                  2,150,000        1,997

     5.50%, 7/31/01                                     750,000          742

Total U.S. Government
Obligations/Agencies (Cost  $8,247)                                    7,908

Short-Term Investments  4.2%

Money Market Funds  4.2%

Reserve Investment Fund
  6.16%#                                              3,591,460        3,591

Total Short-Term Investments
(Cost  $3,591)                                                         3,591


T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 1999


                                                                         Value
--------------------------------------------------------------------------------
                                                                  In Thousands

Total Investments in Securities

99.4% of Net Assets (Cost $74,090)                                $   84,780

Other Assets Less Liabilities                                            479

NET ASSETS                                                        $   85,259
                                                                  ----------

Net Assets Consist of:

Accumulated net investment
income - net of distributions                                     $       (9)
Accumulated net realized gain/loss -
net of distributions                                                     664

Net unrealized gain (loss)                                            10,690
Paid-in-capital applicable to 5,330,223
shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares of the
corporation authorized                                                73,914

NET ASSETS                                                        $   85,259
                                                                  ----------

NET ASSET VALUE PER SHARE                                         $    16.00
                                                                  ----------

   # Seven-day yield
   * Non-income producing
 ADR American Depository Receipt
 ADS American Depository Share
REIT Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 1.32% of net assets.
 CHF Swiss franc
 DKK Danish krone
 EUR Euro
 GBP British sterling
 HKD Hong Kong dollar
 JPY Japanese yen
 MXN Mexican peso
 MYR Malaysian ringgit
 NOK Norwegian krone
 NZD New Zealand dollar
 SEK Swedish krona
 SGD Singapore dollar

The accompanying notes are an integral part of these financial statements.


Statement of Operations
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands

                                                                        Year
                                                                       Ended
                                                                    12/31/99

Investment Income (Loss)

Income
       Interest                                                   $    2,326
       Dividend                                                          903
       Securities lending                                                 13
       Total income                                                    3,242

Expenses
       Investment management and administrative                          741

Net investment income (loss)                                           2,501

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
       Securities                                                      3,851
       Foreign currency transactions                                     (36)

       Net realized gain (loss)                                        3,815

Change in net unrealized gain or loss
       Securities                                                        391
       Other assets and liabilities
       denominated in foreign currencies                                  (3)

       Change in net unrealized gain or loss                             388

Net realized and unrealized gain (loss)                                4,203

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $    6,704
                                                                  ----------

The accompanying notes are an integral part of these financial statements.


Statement of Changes in Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
In thousands

                                                           Year
                                                          Ended
                                                       12/31/99     12/31/98

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                       $    2,501   $    2,243
  Net realized gain (loss)                                3,815        4,447
  Change in net unrealized
  gain or loss                                              388        2,855

  Increase (decrease) in net
  assets from operations                                  6,704        9,545

Distributions to shareholders
  Net investment income                                  (2,497)      (2,267)
  Net realized gain                                      (4,892)      (2,857)

  Decrease in net assets
  from distributions                                     (7,389)      (5,124)

Capital share transactions *
  Shares sold                                            15,535       23,134
  Distributions reinvested                                7,389        5,124
  Shares redeemed                                       (16,455)     (16,209)

  Increase (decrease) in net
  assets from capital
  share transactions                                      6,469       12,049

Net Assets

Increase (decrease) during period                         5,784       16,470
Beginning of period                                      79,475       63,005

End of period                                        $   85,259   $   79,475
                                                     -----------------------

*Share information
  Shares sold                                               963        1,450
  Distributions reinvested                                  470          323
  Shares redeemed                                        (1,021)      (1,018)

  Increase (decrease) in
  shares outstanding                                        412          755

The accompanying notes are an integral part of these financial statements.


Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
December 31, 1999

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1994. The shares of the fund are currently being offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $25,861,000 and $28,882,000, respectively, for the year ended December 31, 1999. Purchases and sales of U.S. government securities aggregated $15,192,000 and $11,277,000, respectively, for the year ended December 31, 1999.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At December 31, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $74,090,000. Net unrealized gain aggregated $10,690,000 at period-end, of which $15,748,000 related to appreciated investments and $5,058,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management and administrative agreement between the fund and
     T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $55,000 was payable at December 31, 1999. The fee, computed daily and paid monthly, is equal to 0.90% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1999, totaled $217,000 and are reflected as interest income in the accompanying Statement of Operations.

     During the year ended December 31, 1999, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $1,000 with certain affiliates of the manager and paid commissions of $5 related thereto.


Tax Information (Unaudited) for the Tax Year Ended 12/31/99

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $100,000 from short-term capital gains,

o $4,792,000 from long-term capital gains, subject to the 20% rate gains category

For corporate shareholders, $481,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.


Report of Independent Accountants

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of Personal Strategy Balanced Portfolio

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Personal Strategy Balanced Portfolio (one of the portfolios comprising
     T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with custodians, provide a reasonable basis for the opinion expressed above.

     PricewaterhouseCoopers LLP

     Baltimore, Maryland

     January 20, 2000